Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2016	2015	2014

U.S.	$493.2	$851.7	$1,153.3
Non-U.S.	1,530.7	1,084.7	933.9

Income from Continuing Operations	$2,023.9	$1,936.4	$2,087.2

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2016	2015	2014

Current Income Tax Provision
Federal	$279.9	$184.4	$444.5
Non-U.S.	348.7	362.7	404.8
State	9.3	8.5	35.0

	637.9	555.6	884.3

Deferred Income Tax Provision (Benefit)
Federal	$(510.1)	$(296.4)	$(362.4)
Non-U.S.	(103.9)	(288.2)	(297.3)
State	(25.3)	(14.9)	(32.9)

	(639.3)	(599.5)	(692.6)

(Benefit from) Provision for income taxes	$(1.4)	$(43.9)	$191.7

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2016	2015	2014

Provision for Income Taxes at Statutory Rate	$708.4	$677.7	$730.5

Increases (Decreases) Resulting From:
Foreign rate differential	(321.7)	(274.5)	(278.4)
Income tax credits	(318.2)	(316.4)	(239.9)
Manufacturing deduction	(37.9)	(37.9)	(45.9)
Singapore tax holiday	(22.7)	(20.8)	(34.0)
Impact of change in tax laws and apportionment on deferred taxes	1.5	(37.5)	(21.0)
Nondeductible expenses	12.3	9.4	23.4
Provision (reversal) of tax reserves, net	11.9	18.0	28.0
Basis difference on disposal of businesses	21.8	—	18.7
Tax return reassessments and settlements	(41.0)	(53.5)	(3.6)
State income taxes, net of federal tax	(15.9)	(7.4)	9.3
Other, net	0.1	(1.0)	4.6

(Benefit from) Provision for income taxes	$(1.4)	$(43.9)	$191.7

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2016	2015

Deferred Tax Asset (Liability)
Depreciation and amortization	$(4,218.6)	$(4,024.8)
Net operating loss and credit carryforwards	1,453.3	1,083.3
Reserves and accruals	191.6	185.9
Accrued compensation	371.5	312.9
Foreign undistributed earnings	(156.2)	—
Inventory basis difference	110.4	83.3
Other capitalized costs	83.9	167.9
Unrealized losses on hedging instruments	36.3	16.6
Other, net	65.9	69.1

Deferred tax assets (liabilities), net before valuation allowance	(2,061.9)	(2,105.8)
Less: Valuation allowance	113.0	108.9

Deferred tax assets (liabilities), net	$(2,174.9)	$(2,214.7)

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2016	2015	2014

Balance at beginning of year	$349.7	$214.1	$134.2
Additions due to acquisitions	54.2	—	54.3
Additions for tax positions of current year	341.6	14.0	35.3
Additions for tax positions of prior years	94.1	121.2	38.3
Closure of tax years	(28.1)	(5.2)	—
Settlements	(9.8)	5.6	(48.0)

Balance at end of year	$801.7	$349.7	$214.1